Assets pledged and collateral	6 Months Ended
Jun. 30, 2014
Assets pledged and collateral
27 Assets pledged and collateral

> Refer to “Note 28 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 and to ”Note 34 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information.

Assets pledged

end of	6M14	2013
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	140,862	137,207
of which encumbered	93,046	92,300

Collateral

end of	6M14	2013
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	385,551	359,508
of which sold or repledged	288,647	267,902